Share-based payments - Summary of Share-based Payment Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 5,294	$ 11,911
Cost of product revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	508	1,769
Research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,443	2,625
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 3,343	$ 7,517